Future Minimum Payments Under Non-Cancelable Operating Leases with Initial Terms of One-Year or More (Detail) - Dec. 31, 2018 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 265	¥ 1,820
2020	66	453
2021	38	258
2022	17	119
2023	14	95
Thereafter	6	44
Operating Leases, Future Minimum Payments Due, Total	$ 406	¥ 2,789